Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets Pledged as Collateral

The following assets have been pledged as collateral against certain obligations of the Company:

	As of December 31,
Assets	2016	2017	Subject of collateral
	NT$	NT$
Time deposits (shown as other current assets - other)	357,400	392,100	Guarantees for customs duties and land leased from Science Park Administration